Supplement to the
Fidelity Advisor® Corporate Bond Fund
Class A, Class T, and Class C
October 30, 2015
Prospectus

Michael Plage no longer serves as a co-manager of the fund.

The following information replaces the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

David Prothro (co-manager) has managed the fund since May 2010.

Matthew Bartlett (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information found in the "Fund Management" section.

Matthew Bartlett is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Bartlett has worked as a managing director of research, research analyst, and portfolio manager.

David Prothro is co-manager of the fund, which he has managed since May 2010. He also manages other funds. Since joining Fidelity Investments in 1991, Mr. Prothro has worked as a research analyst and portfolio manager.

ACBD-16-01  October 18, 2016
1.913959.103

Supplement to the
Fidelity Advisor® Corporate Bond Fund
Class I
October 30, 2015
Prospectus

Michael Plage no longer serves as a co-manager of the fund.

The following information replaces the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

David Prothro (co-manager) has managed the fund since May 2010.

Matthew Bartlett (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information found in the "Fund Management" section.

Matthew Bartlett is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Bartlett has worked as a managing director of research, research analyst, and portfolio manager.

David Prothro is co-manager of the fund, which he has managed since May 2010. He also manages other funds. Since joining Fidelity Investments in 1991, Mr. Prothro has worked as a research analyst and portfolio manager.

ACBDI-16-01  October 18, 2016
1.928684.104

Supplement to the
Fidelity® Corporate Bond Fund
October 30, 2015
Prospectus

Michael Plage no longer serves as a co-manager of the fund.

The following information replaces the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

David Prothro (co-manager) has managed the fund since May 2010.

Matthew Bartlett (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information found in the "Fund Management" section.

Matthew Bartlett is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Bartlett has worked as a managing director of research, research analyst, and portfolio manager.

David Prothro is co-manager of the fund, which he has managed since May 2010. He also manages other funds. Since joining Fidelity Investments in 1991, Mr. Prothro has worked as a research analyst and portfolio manager.

CBD-16-01  October 18, 2016
1.9585869.101

Supplement to the
Fidelity Advisor® Investment Grade Bond Fund
Class A, Class T, Class B, and Class C
October 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Jeffrey Moore (co-manager) has managed the fund since December 2004.

Michael Plage (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information found in the "Fund Management" section.

Jeffrey Moore is co-manager of the fund, which he has managed since December 2004. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Moore has worked as a research analyst and portfolio manager.

Michael Plage is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Plage has worked as a trader and portfolio manager.

AIGB-16-02  October 18, 2016
1.777602.126

Supplement to the
Fidelity Advisor® Investment Grade Bond Fund
Class I
October 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Jeffrey Moore (co-manager) has managed the fund since December 2004.

Michael Plage (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information found in the "Fund Management" section.

Jeffrey Moore is co-manager of the fund, which he has managed since December 2004. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Moore has worked as a research analyst and portfolio manager.

Michael Plage is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Plage has worked as a trader and portfolio manager.

AIGBI-16-01  October 18, 2016
1.790651.120

Supplement to the
Fidelity® Investment Grade Bond Fund
October 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Jeffrey Moore (co-manager) has managed the fund since December 2004.

Michael Plage (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information found in the "Fund Management" section.

Jeffrey Moore is co-manager of the fund, which he has managed since December 2004. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Moore has worked as a research analyst and portfolio manager.

Michael Plage is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Plage has worked as a trader and portfolio manager.

IGB-16-01  October 18, 2016
1.734043.120

Supplement to the
Fidelity® Series Investment Grade Bond Fund
October 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Ford O'Neil (co-manager) has managed the fund since October 2008.

Celso Munoz (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information found in the "Fund Services" section under the heading "Fund Management".

Ford O'Neil is co-manager of the fund, which he has managed since October 2008. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

Celso Munoz is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Munoz has worked as a research analyst and portfolio manager.

LIG-16-01  October 18, 2016
1.899738.103

Supplement to the
Fidelity® Series Investment Grade Bond Fund
Class F
October 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Ford O'Neil (co-manager) has managed the fund since October 2008.

Celso Munoz (co-manager) has managed the fund since October 2016.

The following information replaces the biographical information found in the "Fund Services" section under the heading "Fund Management".

Ford O'Neil is co-manager of the fund, which he has managed since October 2008. He also manages other funds. Since joining Fidelity Investments in 1990, Mr. O'Neil has worked as a research analyst and portfolio manager.

Celso Munoz is co-manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Munoz has worked as a research analyst and portfolio manager.

LIG-F-16-01  October 18, 2016
1.924861.101